Restructuring and Other Costs, Net Restructuring Accrual (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Costs Reserve	$ 21.8				$ 22.7				$ 21.8	$ 22.7	$ 26.7
Restructuring and other costs, net	26.0	23.5	12.4	16.1	23.1	13.7	28.1	10.3	78.0	75.2	93.3
Restructuring Reserve [Roll Forward]
Accrual at beginning of period				22.7				26.7	22.7	26.7	1.4
Accruals acquired in Smurfit-Stone Acquisition									0	0	9.2
Additional accruals									18.7	26.9	30.8
Payments									(20.6)	(28.0)	(14.4)
Adjustment to accruals									1.0	(2.9)	(0.3)
Accrual at end of period	$ 21.8				$ 22.7				$ 21.8	$ 22.7	$ 26.7